Future Minimum Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,838
2014	4,516
2015	3,787
2016	3,409
2017 and thereafter	1,314
Operating Leases, Future Minimum Payments Due, Total	$ 19,864